CAPITAL STOCK AND RESERVES - Summary of stock option and warrant (Details)							12 Months Ended
	Oct. 04, 2021	Jun. 25, 2021	Nov. 27, 2020	Jul. 27, 2020	May 08, 2020	Jan. 17, 2020	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Share-based payments
Issued/granted (in shares)	8,000					48,074
Warrants
Share-based payments
Outstanding at beginning of period (in shares)							2,812,500	2,490,627
Exercised (in shares)								(1,401,862)
Expired (in shares)								(1,088,765)
Issued/granted (in shares)								2,812,500
Outstanding at end of period (in shares)							2,812,500	2,812,500
Exercisable at end of period (in shares)							2,812,500
Outstanding at beginning of period (in dollars per share)							$ 10.80	$ 3.82
Exercised (in dollars per share)								3.97
Expired (in dollars per share)								3.61
Issued/granted (in dollars per share)								10.80
Outstanding at end of period (in dollars per share)							10.80	$ 10.80
Exercisable at end of period (in dollars per share)							$ 10.80
Weighted average remaining contractual life (in years)							9 months	1 year 9 months
RSU
Share-based payments
Outstanding at beginning of period (in shares)							48,074
Issued/granted (in shares)							8,000	48,074
Outstanding at end of period (in shares)							56,074	48,074
Stock options
Share-based payments
Outstanding at beginning of period (in shares)							5,274,972	2,648,750
Exercised (in shares)							(2,448,237)	(507,278)
Cancelled (in shares)							(167,833)	(94,000)
Issued/granted (in shares)	23,900	2,592,322	1,367,500	75,000	1,050,000	735,000	2,616,222	3,227,500
Outstanding at end of period (in shares)							5,275,124	5,274,972
Exercisable at end of period (in shares)							2,093,693
Outstanding at beginning of period (in dollars per share)							$ 5.16	$ 2.32
Exercised (in dollars per share)							3.39	1.99
Cancelled (in dollars per share)							4.53	2.81
Issued/granted (in dollars per share)							13.57	6.95
Outstanding at end of period (in dollars per share)							10.18	5.16
Exercisable at end of period (in dollars per share)							9.21
Weighted average share price (in dollars per share)							$ 13.53	$ 7.32
Weighted average remaining contractual life (in years)							3 years 11 months 12 days	3 years 10 months 2 days